Subsequent Events - Additional Information (Detail) - USD ($)						1 Months Ended		3 Months Ended	6 Months Ended
	Aug. 11, 2022	Jun. 30, 2022	Mar. 02, 2022	Mar. 01, 2022	Jan. 25, 2022	Apr. 30, 2022	Jan. 31, 2022	Jun. 30, 2022	Jun. 30, 2022	Apr. 01, 2022	Dec. 31, 2021	Jun. 30, 2021	Jan. 31, 2021
Subsequent Event [Line Items]
Adjustments to additional paid in capital stock issued								$ 848,000
Sharebased compensation arrangement by sharebased payment award equity instruments other than options grants in period									9,885,413
Class of warrants or rights exercise price of warrants or rights		$ 0.01						$ 0.01	$ 0.01			$ 0.01
Common stock, issued		117,102,735						117,102,735	117,102,735		18,221,069
Common stock, outstanding		117,102,735						117,102,735	117,102,735		18,221,069
Rigetti Holdings Inc
Subsequent Event [Line Items]
Common stock, issued											18,221,069		16,582,713
Common stock, outstanding											18,221,069		16,582,713
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of the aggregate number of shares of common stock issued and outstanding immediately prior to the execution of the agreement.	19.99%
Common stock, issued	23,648,889
Common stock, outstanding	23,648,889
Subsequent Event [Member] | Sponsor Support Agreement [Member] | Equals Or Exceeds Twelve Point Five Per Share [Member] | Rigetti Holdings Inc
Subsequent Event [Line Items]
Sharebased compensation arrangement number of stock options vested			2,479,000
Subsequent Event [Member] | Sponsor Support Agreement [Member] | Equal Or Exceeds Fifteen Per Share [Member] | Rigetti Holdings Inc
Subsequent Event [Line Items]
Sharebased compensation arrangement number of stock options vested			580,997
Subsequent Event [Member] | Common Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services	171,008
Subsequent Event [Member] | Common Stock Purchase Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock value subscriptions may issue and sell to investor	$ 75,000,000
Subsequent Event [Member] | Business Combination | Collaboration Agreement [Member] | Rigetti Holdings Inc
Subsequent Event [Line Items]
Conversion of stock shares issued				78,959,579
Number of shares issued in business acquisition			10,251,000
Business acquisition share price			$ 10
Consideration received from shares issued in business combination			$ 147,500,000
Subsequent Event [Member] | Business Combination | Warrant Subscription Agreement [Member] | Rigetti Holdings Inc
Subsequent Event [Line Items]
Stock issued during period shares issued			1,000,000
Class of warrants or rights exercise price of warrants or rights			$ 0.0001
Proceeds from warrants issued			$ 10,000,000
Subsequent Event [Member] | Business Combination | Subscription Agreement [Member] | Rigetti Holdings Inc
Subsequent Event [Line Items]
Number of shares issued in business acquisition			4,390,244
Business acquisition share price			$ 10.25
Subsequent Event [Member] | Share Based Compensation Award Tranche One | Warrant Subscription Agreement [Member] | Rigetti Holdings Inc
Subsequent Event [Line Items]
Stock issued during period shares issued		500,000
Proceeds from warrants issued		$ 5,000,000
Subsequent Event [Member] | Share Based Compensation Award Tranche Two | Warrant Subscription Agreement [Member] | Rigetti Holdings Inc
Subsequent Event [Line Items]
Stock issued during period shares issued		500,000
Proceeds from warrants issued		$ 5,000,000
Debt Financing | Subsequent Event [Member] | Rigetti Holdings Inc
Subsequent Event [Line Items]
Debt Instrument, Face Amount							$ 32,000,000
Debt drawn							5,000,000
Additional debt drawn at the sole discretion of note holder							$ 8,000,000
Adjustments to additional paid in capital stock issued						$ 75,000,000
Additional debt commitment										$ 5,000,000
Exit fee percentage for the additional debt commitment						20.00%
Equity Plan | Subsequent Event [Member] | Restricted Stock Units RSU | Rigetti Holdings Inc
Subsequent Event [Line Items]
Sharebased compensation arrangement by sharebased payment award equity instruments other than options grants in period					3,905,878
Equity Plan | Subsequent Event [Member] | Restricted Stock Units RSU | Share Based Compensation Award Tranche One | Rigetti Holdings Inc
Subsequent Event [Line Items]
Sharebased compensation arrangement by sharebased payment award vesting period					12 months
Equity Plan | Subsequent Event [Member] | Restricted Stock Units RSU | Share Based Compensation Award Tranche Two | Rigetti Holdings Inc
Subsequent Event [Line Items]
Sharebased compensation arrangement by sharebased payment award vesting period					48 months